Fair Value Measurements (Details) - Schedule of change in the fair value of the derivative warrant liabilities - Tortoise Acquisition Corp. II [Member] - Derivative warrant liabilities [Member] - USD ($)
3 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Fair Value Measurements (Details) - Schedule of change in the fair value of the derivative warrant liabilities [Line Items]
Level 3- Derivative warrant liabilities at December 31, 2020	$ 24,005,660	$ 20,581,490
Change in fair value of derivative warrant liabilities	(11,130,330)	3,424,170
Level 3 -Derivative warrant liabilities at June 30, 2021	$ 12,875,330	$ 24,005,660